Simplify Barrier Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 81.1%
Money Market ETFs - 81.1%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $212,831,896) ...................................................... 2,125,100 $ 212,637,506
Principal
U.S. Treasury Bills – 25.9%
U.S. Treasury Bill, 3.67%, 4/23/2026 (d) ........................................ $ 2,000,000 1,995,565
U.S. Treasury Bill, 3.63%, 5/5/2026 (c)(d) ....................................... 1,000,000 996,588
U.S. Treasury Bill, 3.66%, 5/19/2026 (c)(d) ...................................... 1,000,000 995,160
U.S. Treasury Bill, 3.66%, 5/26/2026 (c)(d) ...................................... 2,000,000 1,988,908
U.S. Treasury Bill, 3.68%, 6/9/2026 (c)(d) ....................................... 6,580,000 6,534,761
U.S. Treasury Bill, 3.68%, 6/23/2026 (c)(d) ...................................... 31,970,000 31,706,491
U.S. Treasury Bill, 3.68%, 7/7/2026 (c)(d) ....................................... 15,660,000 15,508,019
U.S. Treasury Bill, 3.72%, 7/21/2026 (c)(d) ...................................... 8,200,000 8,108,917
Total U.S. Treasury Bills (Cost $67,832,176) ......................................... 67,834,409
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
S&P 500 Index, April Strike Price $5,800, Expires 4/17/26 ............... 55 31,900,000 58,300
S&P 500 Index, April Strike Price $6,000, Expires 4/17/26 ............... 343 205,800,000 622,545
680,845
Total Purchased Options (Cost $1,100,685) ............................................ 680,845
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $287,885) .......................................................... 287,885 287,885
Total Investments – 107.4%
(Cost $282,052,642) ............................................................ $ 281,440,645
Liabilities in Excess of Other Assets – (7.4)% .......................................... (19,356,235)
Net Assets – 100.0% ............................................................. $ 262,084,410
Number of
Contracts Notional Amount
Written Options – (7.2)%
Puts - Over the Counter Barrier Options – (7.2)%
SPX/RTY/NDX WOF, Expires 01/08/27, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (10,000,000) $ (7,000,000) $ (602,644)
SPX/RTY/NDX WOF, Expires 01/08/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (6,000,000) (4,200,000) (456,600)
SPX/RTY/NDX WOF, Expires 01/15/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (4,000,000) (2,800,000) (319,600)

Simplify Barrier Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Number of
Contracts Notional Amount Value
SPX/RTY/NDX WOF, Expires 01/15/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (10,000,000) $ (7,000,000) $ (718,000)
SPX/RTY/NDX WOF, Expires 01/22/27, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (5,000,000) (3,500,000) (355,975)
SPX/RTY/NDX WOF, Expires 01/22/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (136,800)
SPX/RTY/NDX WOF, Expires 01/22/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (124,800)
SPX/RTY/NDX WOF, Expires 01/22/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (173,800)
SPX/RTY/NDX WOF, Expires 01/22/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (12,000,000) (8,400,000) (1,074,000)
SPX/RTY/NDX WOF, Expires 01/29/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,750,000) (2,625,000) (321,750)
SPX/RTY/NDX WOF, Expires 01/29/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,500,000) (2,450,000) (269,150)
SPX/RTY/NDX WOF, Expires 02/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,500,000) (2,450,000) (314,650)
SPX/RTY/NDX WOF, Expires 02/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (177,200)
SPX/RTY/NDX WOF, Expires 02/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,000,000) (700,000) (82,000)
SPX/RTY/NDX WOF, Expires 02/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,000,000) (2,100,000) (258,300)
SPX/RTY/NDX WOF, Expires 02/12/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (7,500,000) (5,250,000) (669,000)
SPX/RTY/NDX WOF, Expires 02/12/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (115,200)
SPX/RTY/NDX WOF, Expires 02/12/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (20,000,000) (14,000,000) (1,860,000)
SPX/RTY/NDX WOF, Expires 02/19/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (9,500,000) (6,650,000) (793,250)
SPX/RTY/NDX WOF, Expires 02/19/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (427,500)
SPX/RTY/NDX WOF, Expires 02/19/27, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (5,000,000) (3,500,000) (351,173)
SPX/RTY/NDX WOF, Expires 02/26/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,250,000) (875,000) (103,250)
SPX/RTY/NDX WOF, Expires 02/26/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (6,250,000) (4,375,000) (561,875)
SPX/RTY/NDX WOF, Expires 02/26/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,000,000) (2,100,000) (275,100)
SPX/RTY/NDX WOF, Expires 02/26/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,250,000) (875,000) (116,375)
SPX/RTY/NDX WOF, Expires 02/26/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (7,500,000) (5,250,000) (657,000)
SPX/RTY/NDX WOF, Expires 02/29/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (140,700)
SPX/RTY/NDX WOF, Expires 03/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (171,400)
SPX/RTY/NDX WOF, Expires 03/05/27, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (4,500,000) (3,150,000) (351,000)
SPX/RTY/NDX WOF, Expires 03/12/27, P100%/70% NC3 EKI (Counterparty:
Goldman) .................................................... (2,500,000) (1,750,000) (101,000)
SPX/RTY/NDX WOF, Expires 03/19/27, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (51,295)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,000,000) (700,000) (53,500)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (80,700)

Simplify Barrier Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Number of
Contracts Notional Amount Value
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) $ (1,400,000) $ (102,237)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (259,500)
SPX/RTY/NDX WOF, Expires 10/30/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (10,000,000) (7,000,000) (540,242)
SPX/RTY/NDX WOF, Expires 10/30/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (8,000,000) (5,600,000) (427,200)
SPX/RTY/NDX WOF, Expires 11/13/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (321,000)
SPX/RTY/NDX WOF, Expires 11/13/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (347,000)
SPX/RTY/NDX WOF, Expires 11/20/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (90,600)
SPX/RTY/NDX WOF, Expires 11/20/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (8,000,000) (5,600,000) (394,674)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (132,200)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (347,000)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (3,000,000) (2,100,000) (163,156)
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (93,488)
SPX/RTY/NDX WOF, Expires 12/11/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (4,000,000) (2,800,000) (291,200)
SPX/RTY/NDX WOF, Expires 12/11/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,800,000) (2,660,000) (254,220)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (5,500,000) (3,850,000) (337,974)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (4,000,000) (2,800,000) (240,318)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,500,000) (2,450,000) (273,700)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,300,000) (910,000) (77,740)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (4,500,000) (3,150,000) (258,537)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,300,000) (1,610,000) (125,469)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (7,500,000) (5,250,000) (519,000)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (7,500,000) (5,250,000) (516,750)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,500,000) (1,750,000) (186,750)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (372,500)
(18,937,042)
Total Written Options (Premiums Received $10,240,905) ................................. $ (18,937,042)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $40,716,601 have been pledged as collateral for options as of March 31, 2026.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify Barrier Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
4
Abbreviations:
E KI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 225,985,883 $ (13,130,287) $ (23,700) $ (194,390) $ 212,637,506 2,125,100 $ 3,117,257 $ —
$ — $ 225,985,883 $ (13,130,287) $ (23,700) $ (194,390) $ 212,637,506 2,125,100 $ 3,117,257 $ —
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
S&P 500 E-Mini Future ........................ (181) $ (59,465,288) 6/18/26 $ (409,135)